Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with SEC rules, the following table sets forth information with respect to how “compe nsation ac
tually paid” (CAP) for our NEOs aligns with company performance. CAP is an
SEC-defined
term that does not necessarily reflect the amounts realized by the NEOs or how the Compensation Committee evaluates the link between company performance and NEO compensation. In addition, a significant portion of CAP relates to changes in fair value of unvested equity awards over the course of each year. Unvested equity awards remain subject to vesting conditions and possible future declines in value based on changes in the price of our common stock. The ultimate value realized by our NEOs from unvested equity awards will not be determined until the awards vest.

YEAR 1	SUMMARY COMPENSATION TABLE TOTAL FOR CEO 2 ($)	COMPENSATION ACTUALLY PAID TO CEO 3 ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOS 2 ($)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS 3 ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: 4		NET INCOME 5 ($) (IN MILLIONS)	ADJUSTED DILUTED EARNINGS PER SHARE 6 ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2022	24,386,329	57,877,151	8,355,171	18,470,980	182	149	7,183	3.90

2021	21,938,404	41,631,785	9,121,613	14,041,967	182	166	5,855	3.25

2020	15,959,193	20,212,072	4,645,494	5,780,703	114	118	3,299	2.45

(1)	Walter W. Bettinger II was the CEO and Peter B. Crawford, Joseph R. Martinetto, and Charles R. Schwab were also NEOs for each year presented. Richard A. Wurster was an NEO for 2022 and 2021 and Jonathan M. Craig was an NEO for 2020.

(2)	As reported in or, with respect to the
non-CEO
NEOs, the average of the amounts reported in, the “Total” column of the SCT (the SCT Total) for the applicable year. See the footnotes to the SCTs for further detail regarding the amounts in this column.

(3)	The SCT Total or, with respect to the non-CEO NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation S-K:

YEAR		SCT TOTAL COMPENSATION ($)	MINUS SCT EQUITY AWARDS TOTAL i ($)	PLUS FAIR VALUE OF CURRENT YEAR EQUITY AWARDS AT YEAR-END ii ($)	PLUS CHANGE IN FAIR VALUE OF UNVESTED PRIOR YEAR EQUITY AWARDS ii, iii ($)	PLUS CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN CURRENT YEAR ii, iii ($)	PLUS DIVIDENDS PAID ON UNVESTED RSUS ($)	EQUALS COMPENSATION ACTUALLY PAID ($)

2022	CEO	24,386,329	17,000,054	28,364,147	22,970,143	(843,414)	N/A	57,877,151
	Other NEOs	8,355,171	5,250,051	8,759,579	6,811,517	(257,346)	52,110	18,470,980

2021	CEO	21,938,404	13,350,000	16,459,427	13,949,981	2,633,973	N/A	41,631,785
	Other NEOs	9,121,613	6,275,000	7,457,857	3,117,944	600,340	19,213	14,041,967

2020	CEO	15,959,193	10,500,000	13,285,558	1,914,194	(446,873)	N/A	20,212,072
	Other NEOs	4,645,494	2,762,500	3,495,393	494,257	(92,803)	862	5,780,703
(i)	Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the SCT for the applicable year. See the footnotes to the SCTs for further detail regarding the
amounts in this column.

(ii)	Fair value of equity awards is calculated in accordance with Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

(4)	Cumulative total shareholder return (TSR) of the company and the Dow Jones U.S. Investment Services Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 23 of the company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022, assuming an initial investment of $100 in the company’s common stock on December 31, 2019 and reinvestment of dividends.

(5)	Net Income as reported in Part II, Item 8, “Financial Statements and Supplementary Data – Consolidated Statements of Income” on page 64 of the company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022.

(6)	Adjusted diluted EPS as reported in Part I, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on page 30 of the company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022. For a reconciliation of GAAP diluted EPS to non-GAAP
adjusted diluted EPS, which in the company’s assessment represents the most important financial performance measure used by the company to link CAP to the NEOs for 2022 to company performance, please see Appendix A on page A-1.

Company Selected Measure Name	Adjusted diluted EPS
Named Executive Officers, Footnote [Text Block]	Walter W. Bettinger II was the CEO and Peter B. Crawford, Joseph R. Martinetto, and Charles R. Schwab were also NEOs for each year presented. Richard A. Wurster was an NEO for 2022 and 2021 and Jonathan M. Craig was an NEO for 2020.
Peer Group Issuers, Footnote [Text Block]	the Dow Jones U.S. Investment Services Index, which is the same industry index included in Part II, Item 5, “Market for Registrant’s Common Equity, Related Stockholder Matters, and Issuer Purchases of Equity Securities,” furnished on page 23 of the company’s Annual Report on Form
10-K
	for the fiscal year ended December 31, 2022, assuming an initial investment of $100 in the company’s common stock on December 31, 2019 and reinvestment of dividends.
PEO Total Compensation Amount	$ 24,386,329	$ 21,938,404	$ 15,959,193
PEO Actually Paid Compensation Amount	$ 57,877,151	41,631,785	20,212,072
Adjustment To PEO Compensation, Footnote [Text Block]	The SCT Total or, with respect to the
non-CEO
NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation
S-K:

YEAR		SCT TOTAL COMPENSATION ($)	MINUS SCT EQUITY AWARDS TOTAL i ($)	PLUS FAIR VALUE OF CURRENT YEAR EQUITY AWARDS AT YEAR-END ii ($)	PLUS CHANGE IN FAIR VALUE OF UNVESTED PRIOR YEAR EQUITY AWARDS ii, iii ($)	PLUS CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN CURRENT YEAR ii, iii ($)	PLUS DIVIDENDS PAID ON UNVESTED RSUS ($)	EQUALS COMPENSATION ACTUALLY PAID ($)

2022	CEO	24,386,329	17,000,054	28,364,147	22,970,143	(843,414)	N/A	57,877,151
	Other NEOs	8,355,171	5,250,051	8,759,579	6,811,517	(257,346)	52,110	18,470,980

2021	CEO	21,938,404	13,350,000	16,459,427	13,949,981	2,633,973	N/A	41,631,785
	Other NEOs	9,121,613	6,275,000	7,457,857	3,117,944	600,340	19,213	14,041,967

2020	CEO	15,959,193	10,500,000	13,285,558	1,914,194	(446,873)	N/A	20,212,072
	Other NEOs	4,645,494	2,762,500	3,495,393	494,257	(92,803)	862	5,780,703
(i)	Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the SCT for the applicable year. See the footnotes to the SCTs for further detail regarding the
amounts in this column.

(ii)	Fair value of equity awards is calculated in accordance with Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	$ 8,355,171	9,121,613	4,645,494
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,470,980	14,041,967	5,780,703
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The SCT Total or, with respect to the
non-CEO
NEOs, the average of the SCT Totals reported for the applicable year, adjusted as follows in accordance with Item 402(v) of Regulation
S-K:

YEAR		SCT TOTAL COMPENSATION ($)	MINUS SCT EQUITY AWARDS TOTAL i ($)	PLUS FAIR VALUE OF CURRENT YEAR EQUITY AWARDS AT YEAR-END ii ($)	PLUS CHANGE IN FAIR VALUE OF UNVESTED PRIOR YEAR EQUITY AWARDS ii, iii ($)	PLUS CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN CURRENT YEAR ii, iii ($)	PLUS DIVIDENDS PAID ON UNVESTED RSUS ($)	EQUALS COMPENSATION ACTUALLY PAID ($)

2022	CEO	24,386,329	17,000,054	28,364,147	22,970,143	(843,414)	N/A	57,877,151
	Other NEOs	8,355,171	5,250,051	8,759,579	6,811,517	(257,346)	52,110	18,470,980

2021	CEO	21,938,404	13,350,000	16,459,427	13,949,981	2,633,973	N/A	41,631,785
	Other NEOs	9,121,613	6,275,000	7,457,857	3,117,944	600,340	19,213	14,041,967

2020	CEO	15,959,193	10,500,000	13,285,558	1,914,194	(446,873)	N/A	20,212,072
	Other NEOs	4,645,494	2,762,500	3,495,393	494,257	(92,803)	862	5,780,703
(i)	Amounts in this column reflect the totals or, with respect to the non-CEO
NEOs, the average of the totals under the Stock Awards and Option Awards columns in the SCT for the applicable year. See the footnotes to the SCTs for further detail regarding the
amounts in this column.

(ii)	Fair value of equity awards is calculated in accordance with Topic 718. Fair value of PBRSUs with unsatisfied performance conditions as of the applicable measurement date also reflects the probable outcome of the applicable performance conditions as of that date. Fair value of unvested options is based on the fair value of the options as of the applicable measurement date as determined using an options pricing model. If a vesting event is on a weekend or holiday, the next preceding day’s prices are used for valuation purposes. Dividend equivalents accumulating on unvested PBRSUs are included in the year-end
fair value for the year in which the dividends are accrued.

(iii)	Changes in fair value are measured by comparing fair value as of the end of the applicable year or at vesting, as applicable, to the fair value as of the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Measures Schwab Considers Important in Linking CAP to Company Performance
Adjusted Diluted EPS
Return on Tangible Common Equity / Cost of Equity
Stock Price

Total Shareholder Return Amount	$ 182	182	114
Peer Group Total Shareholder Return Amount	149	166	118
Net Income (Loss)	$ 7,183,000,000	$ 5,855,000,000	$ 3,299,000,000
Company Selected Measure Amount	3.9	3.25	2.45
PEO Name	Walter W. Bettinger II
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted EPS
Non-GAAP Measure Description [Text Block]	Adjusted diluted EPS as reported in Part I, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on page 30 of the company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022. For a reconciliation of GAAP diluted EPS to non-GAAP
	adjusted diluted EPS, which in the company’s assessment represents the most important financial performance measure used by the company to link CAP to the NEOs for 2022 to company performance, please see Appendix A on page A-1.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Tangible Common Equity / Cost of Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (17,000,054)	$ (13,350,000)	$ (10,500,000)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,364,147	16,459,427	13,285,558
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,970,143	13,949,981	1,914,194
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(843,414)	2,633,973	(446,873)
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,250,051)	(6,275,000)	(2,762,500)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,759,579	7,457,857	3,495,393
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,811,517	3,117,944	494,257
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(257,346)	600,340	(92,803)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 52,110	$ 19,213	$ 862